Revision of Prior Period Financial Statements (Details)	1 Months Ended
Oct. 25, 2022 CHF (SFr)
Revision of Prior Period Financial Statements [Abstract]
Reverse share split	SFr 1.31
Revised reverse share split	SFr 1.29